                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -----
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Horizon Global Advisers, LLC
Address:   470 Park Avenue South
           4th Floor South
           New York, NY 10016

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tina Larsson
Title: President, Horizon Global Advisers, LLC
Phone: (646) 495-7330

Signature, Place, and Date of Signing:


-----------------------------------   ------------------------   ---------------
     [Signature]                           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          119

Form 13F Information Table Value Total:     $526,066
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

               COLUMN 1                   COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5            COLUMN 6        COLUMN 7     COLUMN 8
                                            TITLE              FAIR                       INVESTMENT                VOTING AUTHORITY
                                             OF               MARKET            PUT/      DISCRETION         OTHER  ----------------
            NAME OF ISSUER                  CLASS    CUSIP     VALUE    SHARES  CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
----------------------------------------- -------- --------- -------- --------- ---- ---- ---------- ----- -------- ---- ------ ----
BROOKFIELD ASSET MGMT INC                          112585104 $ 25,757   642,886      SOLE                  NONE     SOLE
LEUCADIA NATIONAL CORP                             527288104 $ 23,944   679,251      SOLE                  NONE     SOLE
NRG ENERGY INC COM NEW                             629377508 $ 21,088   507,280      SOLE                  NONE     SOLE
RELIANT ENERGY INC                                 75952B105 $ 18,482   685,806      SOLE                  NONE     SOLE
DYNEGY INC                                CLASS A  26817G102 $ 17,753 1,880,580      SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $ 17,478   237,406      SOLE                  NONE     SOLE
INTERNATIONAL SECS EXCH HLDGS INC         CLASS A  46031W204 $ 15,738   240,830      SOLE                  NONE     SOLE
SIERRA PAC RES NEW                                 826428104 $ 13,560   772,189      SOLE                  NONE     SOLE
NASDAQ STK MKT INC                                 631103108 $ 12,228   411,591      SOLE                  NONE     SOLE
SEARS HLDGS CORP                                   812350106 $ 11,860    69,970      SOLE                  NONE     SOLE
HUSKY ENERGY INC                                   448055103 $ 11,075   268,600      SOLE                  NONE     SOLE
ALLEGHENY ENERGY INC                               017361106 $ 10,655   205,935      SOLE                  NONE     SOLE
BEIJING CAPITAL INTERNATIONAL AIRPORT              Y07717104 $ 10,572 7,514,000      SOLE                  NONE     SOLE
IMPERIAL OIL LTD                                   453038408 $  9,691   207,842      SOLE                  NONE     SOLE
LEGG MASON INC                                     524901105 $  9,691    98,506      SOLE                  NONE     SOLE
BANK OF NEW YORK CO INC                            064057102 $  9,534   230,071      SOLE                  NONE     SOLE
HONG KONG EXCHANGES AND CLEARING LTD               Y3506N121 $  8,813   623,500      SOLE                  NONE     SOLE
GAZPROM O A O SPON ADR REG S REST                  368287207 $  8,380   200,000      SOLE                  NONE     SOLE
CANADIAN NAT RES LTD                               136385101 $  7,982   120,300      SOLE                  NONE     SOLE
GROUPE BRUXELLES LAMBERT GBL                       B4746J115 $  7,822    62,200      SOLE                  NONE     SOLE
AMERICAN CAP STRATEGIES LTD                        024937104 $  7,228   170,000      SOLE                  NONE     SOLE
BEAR STEARNS COS INC                               073902108 $  6,823    48,735      SOLE                  NONE     SOLE
HUANENG PWR INTL INCSPONSORED ADR                  443304100 $  6,763   145,595      SOLE                  NONE     SOLE
LONDON STOCK EXCHANGGROUP PLC                      G5689U103 $  6,737   247,831      SOLE                  NONE     SOLE
AMERICAN REAL ESTATEPARTNS L.P.DEP UNITS           029169109 $  6,322    62,140      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                            38141G104 $  6,190    28,557      SOLE                  NONE     SOLE
AQUILA INC                                         03840P102 $  5,965 1,458,450      SOLE                  NONE     SOLE
WESTERN OIL SANDS INC                              959053109 $  5,873   175,932      SOLE                  NONE     SOLE
LIBERTY GLOBAL INC                        CLASS A  530555101 $  5,746   140,000      SOLE                  NONE     SOLE
ANGLO AMERN PLC-UNSP ADR                           03485P102 $  5,578   190,100      SOLE                  NONE     SOLE
CNOOC LTD SPONSORED ADR                            126132109 $  4,938    43,434      SOLE                  NONE     SOLE
PROGRESSIVE CORP OF OHIO                           743315103 $  4,913   205,311      SOLE                  NONE     SOLE
INVESCO PLC SPON ADR                               46127U104 $  4,816   186,300      SOLE                  NONE     SOLE
VORNADO RLTY TR                                    929042109 $  4,764    43,370      SOLE                  NONE     SOLE
LOEWS CORP                                         540424108 $  4,578    89,800      SOLE                  NONE     SOLE
TULLET PREBON PLC LONDON SHS                       G9130W106 $  4,566   508,700      SOLE                  NONE     SOLE
FRANKLIN RES INC                                   354613101 $  4,477    33,800      SOLE                  NONE     SOLE
STUDENT LOAN CORP                                  863902102 $  4,469    21,918      SOLE                  NONE     SOLE
CALPINE CORP SR CONTINGENT NT CONV 4.75%           131347BJ4 $  4,290 3,755,000      SOLE                  NONE     SOLE
XSTRATA PLC                                        G9826T102 $  4,237    70,700      SOLE                  NONE     SOLE
SINGAPORE EXCHANGE LTD SHS                         Y79946102 $  4,197   655,000      SOLE                  NONE     SOLE
LAZARD LTD SHS                            CLASS A  G54050102 $  4,107    91,200      SOLE                  NONE     SOLE
WESTERN UN CO                                      959802109 $  3,993   191,704      SOLE                  NONE     SOLE
MELCO INTERNATIONAL DEVELOPMENT                    Y59683188 $  3,876 2,567,000      SOLE                  NONE     SOLE
INTERCONTINENTAL EXCH ANGE INC                     45865V100 $  3,751    25,370      SOLE                  NONE     SOLE
ARUZE CORP                                         J0204H106 $  3,736   115,600      SOLE                  NONE     SOLE
MASTERCARD INC                            CLASS A  57636Q104 $  3,604    14,197      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                            38141G104 $  3,413    32,500 CALL SOLE                  NONE     SOLE
COHEN & STEERS INC                                 19247A100 $  3,363    77,400      SOLE                  NONE     SOLE
GENERAL DYNAMICS CORP                              369550108 $  3,129    40,000      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                       524908100 $  3,103    41,640      SOLE                  NONE     SOLE
CARNIVAL CORP                                      143658300 $  3,090    63,350      SOLE                  NONE     SOLE
CENTERPOINT ENERGY INC                             15189T107 $  3,008   172,873      SOLE                  NONE     SOLE
DREAMWORKS ANIMATION SKG INC              CLASS A  26153C103 $  3,003   104,140      SOLE                  NONE     SOLE
FOREST CITY ENTERPRISES INC               CLASS A  345550107 $  2,976    48,410      SOLE                  NONE     SOLE
BERKSHIRE HATHAWAY HLDG CO                CLASS B  084670207 $  2,834       786      SOLE                  NONE     SOLE
WYNN RESORTS LTD                                   983134107 $  2,683    29,910      SOLE                  NONE     SOLE
FEDERAL NATL MTG ASSN                              313586109 $  2,599    39,795      SOLE                  NONE     SOLE

POWER CORP OF CANADA                               739239101 $  2,563    74,000      SOLE                  NONE     SOLE
MORGAN STANLEY                                     617446448 $  2,534    55,700 CALL SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                       524908100 $  2,527    66,500 CALL SOLE                  NONE     SOLE
ICICI BK LTD ADR                                   45104G104 $  2,450    49,849      SOLE                  NONE     SOLE
CHICAGO MERCANTILE EXCH                   CLASS A  167760107 $  2,437     4,560      SOLE                  NONE     SOLE
WHITE MOUNTAINS INSURANCE GROUP LTD                G9618E107 $  2,401     3,963      SOLE                  NONE     SOLE
ALEXANDERS INC                                     014752109 $  2,389     5,910      SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                            38141G104 $  2,331    19,600 CALL SOLE                  NONE     SOLE
WASHINGTON POST CO                        CLASS B  939640108 $  2,306     2,971      SOLE                  NONE     SOLE
COMMERCIAL METALS CO                               201723103 $  2,296    68,000      SOLE                  NONE     SOLE
EAST WEST BANCORP INC                              27579R104 $  2,272    58,430      SOLE                  NONE     SOLE
PREFERRED BK LOS ANGLES CALIF                      740367107 $  2,199    54,970      SOLE                  NONE     SOLE
U S GLOBAL INVS INC                       CLASS A  902952100 $  2,135    94,200      SOLE                  NONE     SOLE
UCBH HOLDINGS INC                                  90262T308 $  2,135   116,840      SOLE                  NONE     SOLE
CATHAY GENERAL BANCORP                             149150104 $  2,132    63,570      SOLE                  NONE     SOLE
EL PASO CORP                                       28336L109 $  2,127   123,426      SOLE                  NONE     SOLE
SUNCOR ENERGY INC                                  867229106 $  2,120    23,495      SOLE                  NONE     SOLE
BEAR STEARNS COS                                   073902108 $  2,108    33,900 CALL SOLE                  NONE     SOLE
FRANKLIN RES INC                                   354613101 $  2,049    30,000 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $  1,969    54,000 CALL SOLE                  NONE     SOLE
MERRILL LYNCH & CO INC                             590188108 $  1,922    23,000      SOLE                  NONE     SOLE
AFFILIATED MANAGERS GROUP                          008252108 $  1,845    23,000 CALL SOLE                  NONE     SOLE
LABRANCHE & CO INC                                 505447102 $  1,769   239,648      SOLE                  NONE     SOLE
NARA BANCORP INC                                   63080P105 $  1,740   109,200      SOLE                  NONE     SOLE
SHERRITT INTERNATIONAL                             823901103 $  1,677   114,500      SOLE                  NONE     SOLE
MERRILL LYNCH                                      5901882AH $  1,545    34,500 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $  1,544    44,800 CALL SOLE                  NONE     SOLE
CENTER FINL CORP CALIF                             15146E102 $  1,542    91,160      SOLE                  NONE     SOLE
GETTY IMAGES INC                                   374276103 $  1,530    32,000      SOLE                  NONE     SOLE
MORGAN STANLEY COM NEW                             617446448 $  1,441    17,174      SOLE                  NONE     SOLE
BEAR STEARNS COS                                   073902108 $  1,388    24,000 CALL SOLE                  NONE     SOLE
BANK NEW YORK INC                                  064057102 $  1,355    62,800 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $  1,238    41,600 CALL SOLE                  NONE     SOLE
EURONEXT NV AMSTERDAM                              N3113K363 $  1,224     9,725      SOLE                  NONE     SOLE
BANK NEW YORK INC                                  064057102 $  1,152    66,200 CALL SOLE                  NONE     SOLE
CHICAGO MERCANTILE EXCH                            12572Q105 $  1,076     3,200 CALL SOLE                  NONE     SOLE
R H DONNELLEY CORP                                 74955W307 $  1,052    13,887      SOLE                  NONE     SOLE
KOREA ELEC PWR CO SPONSORED ADR                    500631106 $    998    45,570      SOLE                  NONE     SOLE
PENN WEST ENERGY TR TR UNIT                        707885109 $    965    28,800      SOLE                  NONE     SOLE
MORGAN STANLEY                                     617446448 $    833    16,900 CALL SOLE                  NONE     SOLE
CBOT HLDGS INC                                     14984K106 $    826     4,000      SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $    817    20,800 CALL SOLE                  NONE     SOLE
NATIONAL ENERGY GROUP INC                          635812209 $    785   156,300      SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                       524908100 $    742    16,000 CALL SOLE                  NONE     SOLE
CHICAGO MERCANTILE EXCH                            12572Q105 $    739     2,400 CALL SOLE                  NONE     SOLE
CHICAGO MERCANTILE EXCH                            12572Q105 $    649     2,400 CALL SOLE                  NONE     SOLE
INTERNATIONAL ASSETSHLDG CORP                      459028106 $    612    26,400      SOLE                  NONE     SOLE
MORGAN STANLEY                                     617446448 $    582    13,200 CALL SOLE                  NONE     SOLE
WARNER MUSIC GROUP CORP                            934550104 $    575    39,800      SOLE                  NONE     SOLE
CANADIAN OIL SANDS TR NEW UNIT                     13642L100 $    510    16,463      SOLE                  NONE     SOLE
MERRILL LYNCH                                      590188108 $    508    12,500 CALL SOLE                  NONE     SOLE
LEHMAN BROTHERS HOLDINGS INC                       524908100 $    484    13,200 CALL SOLE                  NONE     SOLE
MERRILL LYNCH INC                                  590188108 $    464     8,600 CALL SOLE                  NONE     SOLE
MERRILL LYNCH INC                                  590188108 $    458    10,400 CALL SOLE                  NONE     SOLE
MERRILL LYNCH INC                                  590188108 $    378    10,400 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $    355    23,500 PUT  SOLE                  NONE     SOLE
LEHMAN BRTHRS                                      524908100 $    324     7,800 CALL SOLE                  NONE     SOLE
NYSE EURONEXT                                      629491101 $    316    31,500 PUT  SOLE                  NONE     SOLE
MERRILL LYNCH INC                                  590188108 $    315     8,000 CALL SOLE                  NONE     SOLE
LOEWS CORP                                         540424108 $    265    62,700 PUT  SOLE                  NONE     SOLE
GOLDMAN SACHS GROUP INC                            38141G104 $    205     9,100 PUT  SOLE                  NONE     SOLE

                                                             $526,066